LONG-TERM DEBTS (Details Textual) - USD ($)				1 Months Ended								3 Months Ended		6 Months Ended	12 Months Ended
	Aug. 03, 2016	May 04, 2016	Jan. 05, 2016	Sep. 30, 2016	Sep. 29, 2016	Jun. 23, 2016	Mar. 18, 2016	Dec. 30, 2015	Jan. 31, 2014	Oct. 31, 2013	Feb. 28, 2011	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Feb. 07, 2017	Jun. 22, 2016	Jan. 08, 2015
Amortization of Debt Discount (Premium)												$ 115,000	$ 794,000		$ 2,857,000	$ 0
Non Cash Interest Expense												200,000	800,000
Amortization of Deferred Charges															108,000
Interest Expense												$ 800,000	$ 1,300,000		4,200,000	1,300,000
Accretion Expense															119,000
Expected term												2 years
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature															(602,000)
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate												1.27%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate												112.10%
Debt Instrument, Unamortized Discount															714,000
Unamortized Debt Issuance Expense															0	38,000
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net															$ 600,000	$ 1,200,000
Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 2.50
Prepayment Of Debt Premium, Percentage	25.00%
Expected term	3 years														2 years	2 years 1 month 17 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	0.76%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	203.00%
Share Price	$ 1.12														$ 3.10	$ 0.21
Class of Warrant or Right, Number of Securities Called by Warrants or Rights ,Value	$ 1,630,000
Stock Issued During Period, Shares, New Issues	1,650,000
Debt Instrument, Convertible, Terms of Conversion Feature						Pursuant to the first amendment: (i) the maturity date was changed to January 2, 2017, (ii) the conversion price was adjusted to $1.10 and (iii) the coupon rate was increased to 15% per annum. All accrued and unpaid interest on the Convertible Notes would also be convertible in certain circumstances at the conversion price.
SOSV Investment LLC [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights												$ 25.00			$ 25.00
Warrants Issued												200,000			200,000
Series B Purchase Agreement [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights															2,850,000
Credit Agreement [Member] | Maximum [Member] | Term Loan [Member]
Loans Payable																	$ 38,100,000
Credit Agreement [Member] | Minimum [Member] | Term Loan [Member]
Loans Payable																	$ 31,000,000
Convertible Subordinated Debt [Member]
Debt Instrument, Face Amount							$ 500,000
Debt Instrument, Maturity Date							Apr. 01, 2017								Jun. 30, 2016
Payments for (Proceeds from) Other Interest Earning Assets			$ 1,300,000
Warrants To Purchase Common Stock			1,500,000
Deposits			$ 2,000,000
Convertible Debt, Current			$ 750,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 2.50
Debt Instrument, Description															The Convertible Notes may be prepaid in whole or in part (but with payment of accrued interest to the date of prepayment) at any time at a premium of 103% for the first 120 days and a premium of 105% thereafter, so long as no Senior Debt is outstanding.
Sale of Stock, Price Per Share															$ 5.00
Convertible Subordinated Note Percentage			12.00%
Unsecured Debt			$ 3,750,000
Debt Instrument, Interest Rate, Effective Percentage															12.00%
Convertible Debt [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights															$ 2.50
Debt Conversion, Converted Instrument, Amount						$ 6,846,000
Debt Instrument, Interest Rate, Stated Percentage						8.00%
Expected term															3 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate															0.76%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate															203.00%
Convertible Debenture [Member]
Debt Instrument, Convertible, Conversion Price						$ 5.00
Mortgage Loans on Real Estate, New Mortgage Loans										$ 15,600,000	$ 15,600,000				$ 4,900,000	$ 1,700,000
Debt Conversion, Converted Instrument, Shares Issued						1,369,293
Expected term									3 years
Convertible Debt One [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights															$ 25.00
Debt Instrument, Periodic Payment, Principal															$ 8,730,000
Debt Instrument, Convertible, Conversion Price															$ 20.00
Debt Conversion, Converted Instrument, Amount															$ 9,000,000
Debt Instrument, Periodic Payment, Interest															$ 270,000
Convertible Debt Two [Member]
Convertible Debt, Current								$ 8,080,000
Sale of Stock, Price Per Share								$ 5.00
Debt Conversion, Converted Instrument, Shares Issued								1,369,293
Independent Bank and Promissory Note [Member]
Debt Instrument, Face Amount																		$ 6,000,000
Debt Instrument, Interest Rate, Effective Percentage																		6.50%
Debt Instrument, Collateral Amount																		$ 5,400,000
Note Conversion Agreement [Member]
Debt Instrument, Convertible, Conversion Price						$ 1.10
Debt Conversion, Converted Instrument, Shares Issued						3,636,366
Debt Conversion, Original Debt, Amount						$ 4,000,000
Conversion Of Stock Conversion Rate Modification Inducement Charge Expense						3,400,000
Interest Payable						$ 198,000
SOS Note [Member] | Term Loan [Member]
Debt Instrument, Face Amount														$ 1,000,000
Debt Instrument, Interest Rate, Stated Percentage														6.00%
Debt Instrument, Maturity Date Range, Start														Jun. 30, 2019
Long-term Debt, Gross														$ 500,000
Credit and Guarantee Agreement [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights												$ 0.01
Amortization of Deferred Charges												$ 100,000
Debt Instrument, Interest Rate, Stated Percentage												6.00%			6.00%
Commitment Fee On Initial Loan Advance, Percentage															2.00%
Prepayment Of Debt Premium, Percentage												6.00%			6.00%
Additional Proceeds From Issuance Of Secured Debt												$ 7,100,000
Accretion Expense												200,000
Debt Instrument, Unamortized Discount												3,500,000			$ 0.6
Additional Commitment Fee On Initial Loan Advance percentage															2.0
Unamortized Debt Issuance Expense												1,500,000
Line of Credit Facility, Commitment Fee Amount												$ 400,000
Repurchse Of Warrants Debt Instrument Unamortized Discount				$ 1.0
Credit and Guarantee Agreement [Member] | Series B Purchase Agreement [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights												738,638		672,000	3,500,000
Deferred Costs															$ 1,200,000
Credit and Guarantee Agreement [Member] | Series B Purchase Agreement [Member] | Maximum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights															$ 2.50
Class of Warrant or Right, Number of Securities Called by Warrants or Rights															2,850,000
Credit and Guarantee Agreement [Member] | Series B Purchase Agreement [Member] | Minimum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights															$ 0.01
Class of Warrant or Right, Number of Securities Called by Warrants or Rights															672,000
Convertible Note Payable [Member]
Convertible Debt, Current					$ 1,800,000
Debt Instrument, Convertible, Conversion Price						$ 20.00
Debt Conversion, Converted Instrument, Shares Issued					1,772,456
Convertible Debt	$ 1,800,000
Debt Conversion, Original Debt, Amount					$ 138,000
Interest Payable						$ 1,835,000
Gain Loss On Conversion Of Convertible Preferred stock						602,000
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature						54,000
Induced Conversion of Convertible Debt Expense	$ 1,600,000
Heartland Credit Agreement [Member]
Debt Instrument, Face Amount		$ 160,000
Amortization of Debt Discount (Premium)						250,000
Secured Debt																			$ 3,000,000
Other Expenses		$ 53,000
Extinguishment of Debt, Amount						$ 2,750,000
Amortization of Deferred Charges															$ 38,000
Expected term															3 years 7 days	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate															1.50%	1.50%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate															101.00%	100.00%
Share Price															$ 3.10	$ 2.00
Heartland Credit Agreement [Member] | Warrant [Member]
Warrants Issued															22,500
Senior Debt Obligations [Member] | Credit and Guarantee Agreement [Member]
Debt Instrument, Face Amount					50,000,000
Proceeds from Issuance of Secured Debt					$ 31,000,000										$ 31,000,000
Line of Credit Facility, Maximum Borrowing Capacity															50,000,000
Additional Proceeds From Issuance Of Secured Debt				$ 25,000,000											$ 6,000,000
Debt Instrument Outstanding ,Percentage															60.00%